Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Wasatch Micro Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WASATCH MICRO CAP VALUE FUND® — SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, sell or hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Institutional Class shares were newly offered on January 31, 2020. Accordingly, Other Expenses for such class are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the applicable class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that operating expenses (as a percentage of net assets) of the Fund remained the same. This example reflects contractual fee waivers and reimbursements through January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in micro cap companies.

Under normal market conditions, we will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in the equity securities of micro-capitalization companies. The Fund considers a company to be a micro-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $1.5 billion or the market capitalization of the largest company in the Russell Microcap® Index as of its most recent reconstitution date. The Russell Microcap® Index reconstitution date is typically each year on or around July 1. As of the 2019 reconstitution date, the market capitalization of the largest company in the Russell Microcap® Index was $1.31 billion. The market capitalization of the largest company in the Russell Microcap® Index is subject to change at its next reconstitution date.

The Fund may invest up to 30% of its total assets at the time of purchase in securities issued by foreign companies in developed markets, emerging markets, or frontier markets. Securities issued by companies incorporated outside the United States whose securities are principally traded in the United States are not defined as foreign companies and are not subject to this limitation.

While the Fund primarily invests in value companies, it may also invest in growth companies if the Advisor believes that a company’s current valuation is at a sufficient discount to its projected long-term earnings growth rate.

We use a “bottom-up” process of fundamental analysis to look for individual companies that we believe are temporarily undervalued but have significant potential for stock price appreciation. Our analysis may include studying a company’s financial statements, visiting company facilities, and meeting with executive management, suppliers and customers.

We typically look for companies that we believe fall into one of these three categories at the time of purchase:
  Undiscovered Gems — Companies with good growth potential that have yet to be broadly discovered by Wall Street analysts, thus leaving them attractively undervalued relative to their expected growth rate.
  Fallen Angels — High quality growth companies that have experienced a temporary setback and therefore have appealing valuations relative to their long-term growth potential.
  Value Momentum — Valuation that is inexpensive relative to a company’s history, but a catalyst for future growth has been identified.
The Fund may invest a large percentage of its assets in a particular region or market, including Europe and the United Kingdom.

The Fund may invest a large percentage of its assets in a few sectors, including information technology, industrials, financials, health care, and consumer discretionary.

		The Fund may invest in initial public offerings (IPOs).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest a large percentage of its assets in a few sectors, including information technology, industrials, financials, health care, and consumer discretionary.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The investment techniques and risk analysis employed by the Advisor may not produce the desired results. This could cause the Fund to lose value even when the overall stock market is not in a general decline, or could cause the Fund’s investment results to lag its performance benchmark or other funds with similar benchmarks.

Equity Securities Risk. Equity securities represent ownership in a company. They may be traded (bought or sold) on a securities exchange or stock market. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equity securities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries such as labor shortages, an increase in production costs and changes in competitive conditions within an industry. In addition, the value of equity securities may decline due to general market conditions not specifically related to a company or industry such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes in government regulations, or generally adverse investor sentiment. Certain equity securities may be less liquid, meaning that they may be difficult to sell at a time or price that is desirable, than other types of securities, or they may be illiquid. Some securities exchanges or stock markets may also be less liquid or illiquid due to low trading volume.

Micro Cap Company Stock Risk. Micro cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products and services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro cap companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Value Investing Risk. A value investing strategy attempts to identify strong companies with stocks selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in companies’ current or expected earnings than the prices of other stocks, and growth stock prices may fall or may not appreciate in step with the broader securities markets.

Liquidity Risk. The trading market for a particular security or type of security in which the Fund invests may be significantly less liquid than developed or even emerging markets, and there may be little or no trading volume for a period of time for a particular security. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities quickly at a desired price when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. It may be difficult at times to sell such securities at any price, which could impact not only the daily net asset value (NAV) of the Fund, but also the composition of the portfolio if other securities must be sold to meet the Fund’s liquidity needs. Additionally, market quotations for such securities may be volatile affecting the daily NAV of the Fund.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities. Differences in the economic and political environment, the amount of available public information, the amount of taxation, limitations on the use or transfer of Fund assets, the degree of market regulation, settlement practices, the potential for permanent or temporary termination of trading, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates, can have a significant effect on the value of a foreign security. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such capital controls can also have a significant effect on the value of the Fund’s holdings.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile and less liquid securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies or other government interference in which case the Fund could lose all or a significant portion of its investment in that country.

Frontier Markets Risk. In addition to the risks of investing in foreign securities in developed and emerging markets, frontier market securities involve unique risks, such as exposure to economies less diverse and mature than those of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in frontier market securities than in securities of issuers based in more developed foreign countries, including securities of issuers in larger emerging markets. Frontier markets generally receive less investor attention than developed markets or larger emerging markets. These risks can result in the potential for extreme stock price volatility and illiquidity.

Europe and United Kingdom Risk. The value of the Fund’s assets may be adversely affected by, among other things, the social, political, regulatory, economic and other events or conditions affecting Europe and the United Kingdom (“U.K.”). Many countries in Europe are member states of the European Union (“EU”) and will be significantly affected by the fiscal and monetary controls of the EU. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the Euro and recessions or defaults or threats of defaults among European countries may have a significant adverse effect on the economies of other European countries. The European financial markets have experienced significant volatility, and several European countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, one or more countries may abandon the Euro and/or withdraw from the EU creating continuing uncertainty in the currency and financial markets generally. In this regard, the U.K. has commenced the official withdrawal process from the EU commonly referred to as “Brexit.” The uncertainty of Brexit could have a significant impact on the business and financial results of companies in the U.K. and other European countries. For example, Brexit could cause market and currency volatility, economic uncertainty, labor disruptions, political instability and uncertainty, and regulatory uncertainty for companies operating in the U.K. but that rely on cross-border labor and trade. During this period of political, legal and commercial uncertainty, the negative impact on not only the U.K. and European economies, but the broader global economy, could be significant, especially if the U.K. leaves the EU without agreements on trade, finance and other key elements, often called a “hard Brexit.” These uncertainties could potentially result in increased market volatility and illiquidity and lower economic growth for companies that rely significantly on the U.K. or on Europe for their business activities and revenues.

Sector and Industry Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of securities in those sectors. The Fund may also from time to time make significant investments in an industry or industries within a particular sector. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. Adverse conditions in such industry or industries could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of the Fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments.

Consumer Discretionary Sector Risk. The consumer discretionary sector includes companies in industries such as consumer services, household durables, leisure products, textiles, apparel and luxury goods, hotels, restaurants, retailing, e-commerce, and automobiles. Companies in the consumer discretionary sector may be significantly impacted by the performance of the overall domestic and global economy and interest rates. The consumer discretionary sector relies heavily on disposable household income and spending. Companies in this sector may be subject to severe competition, which may have an adverse impact on their respective profitability. The retail industry can be significantly affected by changes in demographics and consumer tastes, which can also affect the demand for, and success of, consumer products and services in the marketplace. The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices.

Financials Sector Risk. The financials sector includes companies in the banks, diversified financials, and insurance industry groups. Companies in the financials sector are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Banking companies, including thrifts and mortgage finance and consumer finance companies, may be affected by extensive government regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect banking companies. Banking companies may also be subject to severe price competition. Competition is high among banking companies and failure to maintain or increase market share may result in lost market value. Capital markets, a sub-industry of diversified financials, may be affected by extensive government regulation as well as economic and other financial events that could cause fluctuations in the stock market, impacting the overall value of investments. The insurance industry may be affected by extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the insurance industry can be significantly affected by natural disasters, mortality and morbidity rates, and environmental clean-up.

Health Care Sector Risk. The health care sector includes companies in the health care equipment and services, and pharmaceuticals, biotechnology and life sciences industry groups. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies. Companies in the pharmaceuticals, biotechnology and life sciences industry group in particular are heavily dependent on patent protection, and the expiration of patents may adversely affect the profitability of such companies. These companies are also subject to extensive litigation based on product liability and other similar claims. Many new products are subject to government approval and the process of obtaining government approval can be long and costly, and even approved products are susceptible to obsolescence. These companies are also subject to competitive forces that may make it difficult to increase prices, or that may lead to price reductions.

Industrials Sector Risk. The industrials sector includes companies in the capital goods, commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, airlines, maritime shipping and transportation, railroads and trucking, transportation infrastructure, and aerospace and defense. Companies in the industrials sector can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition. Changes in the economy, fuel prices, labor agreements, and insurance costs may result in occasional sharp price movements in transportation securities. Aerospace and defense companies rely, to a significant extent, on government demand for their products and services. The financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies.

Information Technology Sector Risk. The information technology sector includes companies in the software and services, technology hardware and equipment, and semiconductors and semiconductor equipment industry groups. Companies in the information technology sector are subject to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Stocks of companies in the information technology sector, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technological developments, fixed rate pricing, and the ability to retain skilled employees can significantly affect the industries in the information technology sector. Additionally, success in the internet services and infrastructure industry is subject to continued demand for internet services.

		Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following tables provide information on how the Fund has performed over time. Performance in this section represents past performance (before and after taxes) which is not necessarily indicative of how the Fund will perform in the future. Performance for the Fund’s Investor Class shares would be substantially similar to that for Institutional Class shares because the shares are invested in the same portfolio of securities and would differ only to the extent that Institutional Class shares have different expenses. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the calendar years shown in the bar chart. The average annual total returns table below allows you to compare the performance of the Fund over the time periods indicated to that of a broad-based market index. After-tax returns are shown for Investor Class only. After-tax returns for the Institutional Class will vary. However, as the Institutional Class was recently offered as of the date of this prospectus, no past performance for such class is available. Performance information is updated regularly and is available on the Fund’s website wasatchglobal.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The average annual total returns table below allows you to compare the performance of the Fund over the time periods indicated to that of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wasatchglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance in this section represents past performance (before and after taxes) which is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	WASATCH MICRO CAP VALUE FUND — INVESTOR CLASS Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns
Best — 3/31/2012	14.11%
Worst — 9/30/2011	-19.42%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — (as of 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class only. After-tax returns for the Institutional Class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Wasatch Micro Cap Value Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	1.50%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[2]
1 Year	rr_ExpenseExampleYear01	$ 177
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	944
10 Years	rr_ExpenseExampleYear10	$ 2,052
2010	rr_AnnualReturn2010	20.09%
2011	rr_AnnualReturn2011	(10.41%)
2012	rr_AnnualReturn2012	22.10%
2013	rr_AnnualReturn2013	43.23%
2014	rr_AnnualReturn2014	(0.75%)
2015	rr_AnnualReturn2015	7.19%
2016	rr_AnnualReturn2016	12.42%
2017	rr_AnnualReturn2017	26.41%
2018	rr_AnnualReturn2018	(8.65%)
2019	rr_AnnualReturn2019	29.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.42%)
1 Year	rr_AverageAnnualReturnYear01	29.85%
5 Years	rr_AverageAnnualReturnYear05	12.56%
10 Years	rr_AverageAnnualReturnYear10	12.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2003
Wasatch Micro Cap Value Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	1.50%
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[2]
1 Year	rr_ExpenseExampleYear01	$ 162
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	$ 1,889
Wasatch Micro Cap Value Fund | Return After Taxes on Distributions | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.24%
5 Years	rr_AverageAnnualReturnYear05	10.34%
10 Years	rr_AverageAnnualReturnYear10	10.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2003
Wasatch Micro Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.47%
5 Years	rr_AverageAnnualReturnYear05	9.59%
10 Years	rr_AverageAnnualReturnYear10	10.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2003
Wasatch Micro Cap Value Fund | Russell Microcap® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.43%	[3]
5 Years	rr_AverageAnnualReturnYear05	6.57%	[3]
10 Years	rr_AverageAnnualReturnYear10	11.26%	[3]

[1]	Institutional Class shares were newly offered on January 31, 2020. Accordingly, Other Expenses for such class are estimated for the current fiscal year.
[2]	Wasatch Advisors, Inc., doing business as Wasatch Global Investors (Advisor), the Fund’s investment advisor, has contractually agreed to reimburse the Investor Class and Institutional Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.95% and 1.60%, respectively, of average daily net assets until at least January 31, 2021 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business). The Fund may only make repayments to the Advisor for amounts reimbursed if such repayment does not cause the Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date. Shareholder expenses will increase if the Advisor does not renew the contractual expense cap after its expiration date.
[3]	All rights in the Russell Microcap® Index vest in the relevant LSE Group company, which owns this index. Russell ® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. This index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in this index or (b) investment in or operation of the Fund or the suitability of this index for the purpose they are being used herein.